Debt - Debt Issuances and Redemptions and Senior Notes (Details) $ in Thousands	1 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2016 USD ($)	Jun. 30, 2016 USD ($)	Sep. 30, 2016 USD ($)	Sep. 30, 2015 USD ($)	Dec. 31, 2015 USD ($) Rate	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Debt Instrument [Line Items]
Loss on Extinguishment of Debt			$ 52,070	$ 96,273	$ 96,273	$ 114,335	$ 131,576
Senior Notes [Member]
Debt Instrument [Line Items]
Debt Instrument Fixed Charge Coverage Ratio Period					12 months
Debt Instrument, Fixed Charge, Coverage Ratio | Rate					1.25
Debt Instrument, Redemption Price, Percentage					100.00%
2026 Senior Notes [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount		$ 1,500,000
Proceeds from Issuance of Long-term Debt		$ 1,300,000
Debt Instrument, Interest Rate, Stated Percentage	5.875%		5.875%
Debt Instrument Registration Period			360 days
2027 Senior Notes [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount	$ 1,500,000		$ 1,500,000
Proceeds from Issuance of Long-term Debt	$ 1,400,000
Debt Instrument, Interest Rate, Stated Percentage	5.00%		5.00%
Debt Instrument Registration Period			360 days
2015 Credit Facilities [Member]
Debt Instrument [Line Items]
Loss on Extinguishment of Debt			$ 51,800
Debt Instrument, Fixed Charge, Coverage Ratio | Rate					1.25